Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 44,631,293	$ 118,193,177
Current tax receivable	6,299,286	4,972,898
Receivables	257,668	565,286
Prepayments	8,720,195	14,386,155
Total current assets	59,908,442	138,117,516
Non-current assets:
Property and equipment, net	28,082	23,259
Right-of-use assets		93,852
Prepayments	110,295	174,541
Total non-current assets	138,377	291,652
Total assets	60,046,819	138,409,168
Current liabilities:
Payables	11,445,498	2,501,518
Lease liabilities		112,965
Provisions	596,203	492,002
Total current liabilities	12,041,701	3,106,485
Non-current liabilities:
Provisions	27,974	16,915
Total non-current liabilities	27,974	16,915
Total liabilities	12,069,675	3,123,400
Net Assets	47,977,144	135,285,768
Equity
Contributed equity	235,277,217	234,147,526
Accumulated loss	(216,941,353)	(124,123,982)
Reserves	29,641,280	25,262,224
Total Equity	$ 47,977,144	$ 135,285,768